Finance expense (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Finance Expense
Finance expense consists of the following:

	Year ended March 31,
	2024	2023	2022
Interest expense on lease liabilities	$15,152	$13,307	$12,657
Interest expense	13,931	5,512	513
Loss on interest rate swaps	—	—	217

Total	$29,083	$18,819	$13,387